Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 32,683	$ 4,523	¥ 34,659
Right-of-use assets	4,206	582	24,337
Intangible assets	468	65	499
Investments:
Financial assets at fair value through other comprehensive income			65,744
Other non-current assets	5,329	737	1,754
Total non-current assets	42,686	5,907	126,993
Current assets
Cash and cash equivalents	589,689	81,609	550,274
Other receivable and prepayments	47,741	6,607	23,413
Investments:
Financial assets at fair value through other comprehensive income	360,979	49,957	511,250
Total current assets	998,409	138,173	1,084,937
Total assets	1,041,095	144,080	1,211,930
Non-current liabilities
Lease liabilities	2,331	323	1,704
Deferred income	1,173	162	4,539
Total non-current liabilities	3,504	485	6,243
Current liabilities
Lease liabilities	1,963	272	1,294
Trade payables	83,242	11,520	83,138
Other payables and accruals	22,672	3,138	24,385
Total current liabilities	107,877	14,930	108,817
Total liabilities	111,381	15,415	115,060
Net assets	929,700	128,700	1,096,870
SHAREHOLDERS' EQUITY
Share capital	66	9	66
Share premium	4,094,719	566,680	4,094,566
Treasury shares	(1,164)	(161)	(1,164)
Share-based compensation reserve	123,568	17,101	107,502
Other reserves	99,705	13,798	71,120
Accumulated losses	(3,387,180)	(468,762)	(3,175,220)
Total shareholders' equity	929,714	128,665	1,096,870
Total liabilities and shareholders' equity	¥ 1,041,095	$ 144,080	¥ 1,211,930